Related Parties Balance (Tables)	12 Months Ended
Mar. 31, 2020
Related Party Transactions [Abstract]
Schedule of loan to related parties
	As of March 31, 2020	As of March 31, 2019
Loan to related parties(a)	$2,537,532	$-

(a)	The balance is due from Horwath Capital Consultants Limited ("Horwath Capital"), to which the Company's chairman serves as a director. On November 1, 2019 and December 4, 2019 the Company loaned $851,825 and $1,650,000 to Horwath Capital, respectively. The loan bears an interest rate of 4% and is not guaranteed. The maturity was July 31, 2020. On July 20, 2020 and July 30, 2020, Horwath Capital fully repaid $851,825 and $1,650,000 to the Company, respectively.

Schedule of due to related parties
	As of March 31, 2020	As of March 31, 2019
Due to shareholders	$282,121	$245,006
Due to key management personnel	4,232	7,868
Due to related parties	$286,353	$252,874

(b)	The balance of due to shareholders mainly due to the principal shareholders of the Company who provide funds for the Company's operations. The payables are unsecured, non-interest bearing and due on demand.